INVENTORY	3 Months Ended
Mar. 31, 2025
INVENTORY

5. INVENTORY

	March 31, 2025	December 31, 2024
Process material stockpiles	$2,722	$2,520
Concentrate inventory	3,439	1,861
Materials and supplies	3,719	3,230
	$9,880	$7,611

The amount of inventory recognized as an expense for the three months ended March 31, 2025 totaled $8,274 (2024 - $10,054). See Note 13 for further details.